Liquidity and Going Concern Issues (Additional Information) (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended			0 Months Ended
	Aug. 05, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2013	Mar. 21, 2013	Aug. 05, 2013 Other Offering Expenses [Member]	Mar. 31, 2014 Officer [Member]	Dec. 31, 2013 Officer [Member]	Jul. 15, 2013 Convertible, Senior Secured Term Debt	Mar. 21, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Aug. 05, 2013 Common Stock And Warrants	Aug. 05, 2013 Common Stock And Warrants Officer [Member]
Commercial Loans [Line Items]
Working capital deficiency		$ 1,836,319
Net (Loss) from Continuing Operations		993,150		(10,146,228)	(4,747,387)
Accumulated (Deficit)		(34,780,626)		(36,292,532)	(26,146,304)
Common Stock Shares Issued	4,025,000	10,240,745		9,600,453	3,536,865
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,025,000	643,300
Common Stock Price Per Share	2.00
Class Of Warrant Or Right Share Price Of Warrants Or Rights	0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights	2.25
Investment Warrants Expiration term	5 years
Proceeds From Issuance Public Offering	8,050,000
Debt Conversion, Converted Instrument, Amount				1,642,569	0										2,316,007	1,642,569
Debt Instrument, Convertible, Conversion Price				$ 2.00											$ 2.00	$ 2.00
Debt Instrument, Interest Rate, Stated Percentage						16.00%	16.00%		7.49%	7.49%			13.50%	13.50%
Proceeds From Sale Of Assets				0	7,520,197
Debt Instrument Repayment Penalty											40,000	160,000
Secured Long-term Debt, Noncurrent											200,000	800,000
Other Accrued Liabilities Current		2,909		1,090	32,138			1,358,641
Proceeds from Warrant Exercises		$ 1,447,425	$ 0	$ 56,250	$ 0